CURRENT RECEIVABLES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2020
Current Receivables, Other Current Assets, And Deposits in FCA Group Cash Management Pools [Abstract]
CURRENT RECEIVABLES AND OTHER CURRENT ASSETS	CURRENT RECEIVABLES AND OTHER CURRENT ASSETS

	At December 31,
	2020	2019
	(€ thousand)
Trade receivables	184,260	231,439
Receivables from financing activities	939,607	966,448
Current tax receivables	12,438	21,078
Other current assets	76,471	92,830
Total	1,212,776	1,311,795
Trade receivables
    The following table sets forth a breakdown of trade receivables by nature:

	At December 31,
	2020	2019
	(€ thousand)
Trade receivables due from:
Dealers	62,301	74,589
FCA Group(*) companies	37,906	49,782
Sponsorship and commercial activities	31,917	46,375
Brand activities	21,886	24,937
Other	30,250	35,756
Total	184,260	231,439
______________________________
(*) FCA N.V., the parent company of the FCA Group, was renamed Stellantis N.V. in January 2021 following the merger of Peugeot S.A. with and into FCA N.V..
Trade receivables due from dealers relate to receivables for the sale of cars across the dealer network and are generally settled within 30 to 40 days from the date of invoice.
    Trade receivables due from FCA (renamed Stellantis in January 2021 following the merger of Peugeot S.A. with and into FCA N.V.) Group companies mainly relate to the sale of engines and car bodies to Maserati S.p.A. and Officine Maserati Grugliasco S.p.A. (together “Maserati”) which are controlled by the FCA Group. For additional information, see Note 28, “Related Party Transactions”.
    Trade receivables due from sponsorship and commercial activities mainly relate to the Group’s participation in the Formula 1 World Championship. Trade receivables due from brand activities relate to amounts receivable for licensing and merchandising activities. The Group is not exposed to significant concentration of third party credit risk.
    The following table sets forth a breakdown of trade receivables by currency:

	At December 31,
	2020	2019
	(€ thousand)
Trade receivables denominated in:
Euro	111,191	127,226
U.S. Dollar	51,295	75,138
Pound Sterling	6,560	7,238
Chinese Yuan	1,398	2,101
Japanese Yen	8,921	11,018
Other	4,895	8,718
Total	184,260	231,439
    Trade receivables are shown net of an allowance for doubtful accounts determined on the basis of insolvency risk and historical experience, adjusted for forward-looking factors specific to the receivables and the economic environment.
Additional provisions to the allowance for doubtful accounts are recorded within selling, general and administrative costs in the consolidated income statement.
    Changes in the allowance for doubtful accounts of trade receivables during the year were as follows:

	2020	2019
	(€ thousand)
At January 1,	27,171	24,346
Additional provisions	4,148	2,976
Utilization and other changes	(3,007)	(151)
At December 31,	28,312	27,171
Receivables from financing activities
    Receivables from financing activities relate entirely to the financial services portfolio in the United States and are detailed as follows:

	At December 31,
	2020	2019
	(€ thousand)
Client financing	925,878	950,842
Dealer financing	13,729	15,606
Total receivables from financing activities	939,607	966,448

Receivables from financing activities are shown net of an allowance for doubtful accounts determined on the basis of insolvency risks, adjusted for forward-looking factors specific to the receivables and the economic environment. Additional provisions to the allowance for doubtful accounts are recorded within cost of sales in the consolidated income statement.
    Changes in the allowance for doubtful accounts of receivables from financing activities during the year are as follows:

	2020	2019
	(€ thousand)
At January 1,	7,480	6,457
Additional provisions	9,502	4,739
Utilization and other changes	(3,787)	(3,716)
At December 31,	13,195	7,480
Client financing
    Client financing relates to financing provided by the Group to Ferrari clients to finance their car acquisitions. During 2020 the average contractual duration at inception of such contracts was approximately 67 months (67 months in 2019) and the weighted average interest rate was approximately 5.5 percent (approximately 6.0 percent in 2019). Receivables for client financing are generally secured on the titles of the related cars or other personal guarantees.
Client financing relates entirely to financial services activities in the United States and is denominated in U.S. Dollars.
    Dealer financing
    Receivables for dealer financing are typically generated by sales of cars managed under dealer network financing programs as a component of the portfolio of financial services activities. In 2020 these receivables were interest bearing at a rate between 4.6 percent and 6.2 percent (between 4.5 percent and 7.0 percent in 2019), with the exception of an initial limited, non-interest bearing period. The contractual terms governing the relationships with the dealer network may vary and payment terms generally range from 1 to 6 months, although longer term financing may be offered in limited circumstances. Receivables on dealer financing are generally secured by the titles of the related cars or other collateral.
    Other current assets
    Other current assets are detailed as follows:

	At December 31,
	2020	2019
	(€ thousand)
Italian and foreign VAT credits	31,620	48,719
Prepayments	38,826	39,856
Other	6,025	4,255
Total other current assets	76,471	92,830

Other includes security deposits, amounts due from personnel and other receivables.
    At December 31, 2020, the Group had provided guarantees through third parties amounting to €169,186 thousand (€95,304 thousand at December 31, 2019), principally to (i) banks for a U.S. Dollar denominated credit facility of FFS Inc. and (ii) tax authorities for the VAT related to the temporary import of classic cars for restoration activities which would become due if the car is not exported.
    The analysis of receivables and other current assets by due date (excluding prepayments) is as follows:

	At December 31, 2020
	Due within one year	Due between one and five years	Due beyond five years	Overdue	Total
	(€ thousand)
Trade receivables	137,564	69	—	46,627	184,260
Receivables from financing activities	159,778	657,073	57,202	65,554	939,607
Client financing	156,154	646,968	57,202	65,554	925,878
Dealer financing	3,624	10,105	—	—	13,729
Current tax receivables	10,314	2,124	—	—	12,438
Other current assets	36,971	247	180	247	37,645
Total	344,627	659,513	57,382	112,428	1,173,950

	At December 31, 2019
	Due within one year	Due between one and five years	Due beyond five years	Overdue	Total
	(€ thousand)
Trade receivables	184,613	48	—	46,778	231,439
Receivables from financing activities	165,164	683,096	58,740	59,448	966,448
Client financing	161,753	670,901	58,740	59,448	950,842
Dealer financing	3,411	12,195	—	—	15,606
Current tax receivables	20,397	681	—	—	21,078
Other current assets	52,449	346	179	—	52,974
Total	422,623	684,171	58,919	106,226	1,271,939